Prepayments and Other Assets, Net - Schedule of Allowance for Credit Losses Movement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses Movement [Abstract]
Beginning balance	$ 3,468	$ 3,565
Foreign currency translation adjustments	152	(97)
Ending balance	$ 3,620	$ 3,468